Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 62,216	$ 55,510
Carrying amount of associated liabilities	60,361	52,093
Fair value of transferred assets
Fair value of associated liabilities
Net position
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	32,486	33,878
Carrying amount of associated liabilities	2,426	3,324
Fair value of transferred assets
Fair value of associated liabilities
Net position
Other sales (recourse to transferred assets only)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	2,647	2,387
Carrying amount of associated liabilities	2,647	2,388
Fair value of transferred assets	2,625	2,377
Fair value of associated liabilities	2,630	2,378
Net position	$ (5)	$ (1)